Income Tax (Income)/ Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PRC enterprises income tax:
Tax expense (income), continuing operations	$ (5,422,119)	$ (4,598,061)	$ (3,726,133)
PRC [Member]
PRC enterprises income tax:
Current tax			53,790
Deferred tax	(5,422,119)	(4,598,061)	(3,779,923)
Tax expense (income), continuing operations	$ 5,422,119	$ 4,598,061	$ 3,726,133